May 2, 2014
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Mr. Mark Cowan Document Control – EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”)
     RiverSource(R) FlexChoice Select Variable Annuity
     RiverSource(R) FlexChoice Variable Annuity
     RiverSource(R) AccessChoice Select Variable Annuity
     Evergreen Pathways Select Variable Annuity
     Evergreen Pathways Variable Annuity
     Evergreen Privilege Variable Annuity
     Wells Fargo Advantage Choice Variable Annuity
     Wells Fargo Advantage Choice Select Variable Annuity

File Nos.: 333-139759/811-7195
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 26 (Amendment). This Amendment was filed electronically on April 25, 2014.
If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.
Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary